Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through June 5, 2024, the issuance date of these consolidated financial statements.

Appili Arrangement Agreement

On April 1, 2024 (the “Execution Date”), the Company, entered into an Arrangement Agreement (the “Arrangement Agreement”), subject to various closing conditions, with Adivir, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Adivir” or the “Buyer”), and Appili Therapeutics, Inc., a Canadian corporation (“Appili”), pursuant to which, Adivir will acquire all of the issued and outstanding Class A common shares of Appili (the “Appili Shares”) on the terms and subject to the conditions set forth therein. The acquisition of the Appili Shares (the “Arrangement”) will be completed by way of a statutory plan of arrangement under the Canada Business Corporation Act.

At the effective time of the Arrangement (the “Effective Time”), each Appili Share outstanding immediately prior to the Effective Time (other than Appili Shares held by a registered holder of Appili Shares who has validly exercised such holder’s dissent rights) will be deemed to be assigned and transferred by the holder thereof to the Buyer in exchange for (i) $0.0467 in cash consideration per share for an aggregate cash payment of $5,668,222 (the “Cash Consideration”) and (ii) 0.002745004 of a share of common stock of Aditxt or an aggregate of 332,876 shares (the “Consideration Shares” and together with the Cash Consideration, the “Transaction Consideration”). In connection with the transaction, each outstanding option and warrant of Appili will be cashed-out based on the implied in-the-money value of the Transaction Consideration, which is expected to result in an additional aggregate cash payment of approximately $341,000 (based on the number of issued and outstanding options and warrants and exchange rates as of the date of the Arrangement Agreement).

Promissory Note

On April 10, 2024, Sixth Borough Capital Fund, LP (“Sixth Borough) loaned $230,000 to the Company. The loan was evidenced by an unsecured promissory note (the “April Sixth Borough Note”). Pursuant to the terms of the April Sixth Borough Note, it will accrue interest at the Prime rate of eight and one-half percent (8.5%) per annum and is due on the earlier of April 19, 2024 or an event of default, as defined therein.

On May 9, 2024, at which point the balance of the loan was $35,256, Sixth Borough loaned an additional $20,000 to the Company bringing the balance of the loan to $55,256.03. Additionally, the maturity date of the April Sixth Borough Note was extended to June 9, 2024.

EvoFem Reinstatement and Fourth Amendment to the Merger Agreement

On April 26, 2024, the Company received notice from Evofem (the “Termination Notice”) that Evofem was exercising its right to terminate the Merger Agreement as a result of the Company’s failure to provide the Initial Parent Equity Investment (as defined in the Merger Agreement, as amended).

On May 2, 2024, the Company, Adifem, Inc. f/k/a Adicure, Inc. and Evofem Biosciences, Inc. (“Evofem”) entered into the Reinstatement and Fourth Amendment to the Merger Agreement (the “Fourth Amendment”) in order to waive and amend, among other things, the several provisions listed below.

Amendments to Article VI: Covenants and Agreement

Article VI of the Merger Agreement is amended to:

●	reinstate the Merger Agreement, as amended by the Fourth Amendment, as if never terminated;

●	reflect the Company’s payment to Evofem, in the amount of $1,000,000 (the “Initial Payment”), via wire initiated by May 2, 2024;

●	delete Section 6.3, which effectively eliminates the “no shop” provision, and the several defined terms used therein;

●	add a new defined term “Company Change of Recommendation;” and

●	revise section 6.10 of the Merger Agreement such that, after the Initial Payment, and upon the closing of each subsequent capital raise by the Company (each a “Parent Subsequent Capital Raise”), the Company shall purchase that number of shares of Evofem’s Series F-1 Preferred Stock, par value $0.0001 per share (the “Series F-1 Preferred Stock”), equal to forty percent (40%) of the gross proceeds of such Parent Subsequent Capital Raise divided by 1,000, up to a maximum aggregate amount of $2,500,000 or 2,500 shares of Series F-1 Preferred Stock. A maximum of$1,500,000 shall be raised prior to June 17, 2024 and $1,000,000 prior to July 1, 2024 (the “Parent Capital Raise”).

Amendments to Article VIII: Termination

Article VIII of the Merger Agreement is amended to:

●	extend the date after which either party may terminate from May 8, 2024 to July 15, 2024;

●	revise Section 8.1(d) in its entirety to allow Company to terminate at any time after there has been a Company Change of Recommendation, provided that Aditxt must receive ten day written notice and have the opportunity to negotiate a competing offer in good faith; and

●	amend and restate Section 8.1(f) in its entirety, granting the Company the right to terminate the agreement if (a) the full $1,000,000 Initial Payment required by the Fourth Amendment has not been paid in full by May 3, 2024 (b) $1,500,000 of the Parent Capital Raise Amount has not been paid to the Company by June 17, 2024, (c) $1,000,000 of the Parent Capital Raise Amount has not been paid to the Company by July 1, 2024, or (d) Aditxt does not pay any portion of the Parent Equity Investment within five calendar days after each closing of a Parent Subsequent Capital Raise.

Equity Line of Credit

On May 2, 2024, the Company entered into a Common Stock Purchase Agreement (the “ELOC Purchase Agreement”) with an equity line investor (the “ELOC Investor”), pursuant to which the ELOC Investor has agreed to purchase from the Company, at the Company’s direction from time to time, in its sole discretion, from and after the date effective date of the Registration Statement (as defined below) and until the termination of the ELOC Purchase Agreement in accordance with the terms thereof, shares of the Company’s common stock having a total maximum aggregate purchase price of $150,000,000 (the “ELOC Purchase Shares”), upon the terms and subject to the conditions and limitations set forth in the ELOC Purchase Agreement.

In connection with the ELOC Purchase Agreement, the Company also entered into a Registration Rights Agreement with the Investor (the “ELOC Registration Rights Agreement”), pursuant to which the Company agreed to file a registration statement with the Securities and Exchange Commission covering the resale of the shares of common stock issued to the ELOC Investor pursuant to the ELOC Purchase Agreement (the “Registration Statement”) by the later of (i) the 30th calendar day following the closing date, and (ii) the second business day following Stockholder Approval (defined below).

The Company may, from time to time and at its sole discretion, direct the ELOC Investor to purchase shares of its common stock upon the satisfaction of certain conditions set forth in the ELOC Purchase Agreement at a purchase price per share based on the market price of the Company’s common stock at the time of sale as computed under the ELOC Purchase Agreement. There is no upper limit on the price per share that the ELOC Investor could be obligated to pay for common stock under the ELOC Purchase Agreement. The Company will control the timing and amount of any sales of its common stock to the ELOC Investor, and the ELOC Investor has no right to require us to sell any shares to it under the ELOC Purchase Agreement. Actual sales of shares of common stock to the ELOC Investor under the ELOC Purchase Agreement will depend on a variety of factors to be determined by the Company from time to time, including (among others) market conditions, the trading price of its common stock and determinations by the Company as to available and appropriate sources of funding for the Company and its operations. The ELOC Investor may not assign or transfer its rights and obligations under the ELOC Purchase Agreement.

Under the applicable Nasdaq rules, in no event may the Company issue to the ELOC Investor under the ELOC Purchase Agreement more than 332,876 shares of common stock, which number of shares is equal to 19.99% of the shares of the common stock outstanding immediately prior to the execution of the ELOC Purchase Agreement (the “Exchange Cap”), unless (i) the Company obtains stockholder approval to issue shares of common stock in excess of the Exchange Cap in accordance with applicable Nasdaq rules (“Stockholder Approval”), or (ii) the average price per share paid by the Investor for all of the shares of common stock that the Company directs the ELOC Investor to purchase from the Company pursuant to the ELOC Purchase Agreement, if any, equals or exceeds the official closing sale price on the Nasdaq Capital Market immediately preceding the delivery of the applicable purchase notice to the Investor and (B) the average of the closing sale prices of the Company’s common stock on the Nasdaq Capital market for the five business days immediately preceding the delivery of such purchase notice.

In all cases, the Company may not issue or sell any shares of common stock to the ELOC Investor under the ELOC Purchase Agreement which, when aggregated with all other shares of the Company’s common stock then beneficially owned by the ELOC Investor and its affiliates, would result in the ELOC Investor beneficially owning more than 4.99% of the outstanding shares of the Company’s common stock.

The net proceeds under the ELOC Purchase Agreement to the Company will depend on the frequency and prices at which the Company sells shares of its stock to the ELOC Investor. The Company expects that any proceeds received by it from such sales to the Investor will be used for working capital and general corporate purposes.

As consideration for the ELOC Investor’s commitment to purchase shares of common stock at the Company’s direction upon the terms and subject to the conditions set forth in the ELOC Purchase Agreement, the Company shall pay the Investor a commitment fee as outlined in the ELOC Purchase Agreement, which is payable on the later of (i) January 2, 2025 and (ii) the trading day following the date on which Stockholder Approval is obtained.

The ELOC Purchase Agreement contains customary representations, warranties and agreements of the Company and the ELOC Investor, limitations and conditions regarding sales of ELOC Purchase Shares, indemnification rights and other obligations of the parties.

There are no restrictions on future financings, rights of first refusal, participation rights, penalties or liquidated damages in the ELOC Purchase Agreement other than a prohibition (with certain limited exceptions) on entering into a dilutive securities transaction during certain periods when the Company is selling common stock to the ELOC Investor under the Purchase Agreement. The ELOC Investor has agreed that it will not engage in or effect, directly or indirectly, for its own account or for the account of any of its affiliates, any short sales of the Company’s common stock or hedging transaction that establishes a net short position in the Company’s common stock during the term of the ELOC Purchase Agreement.

The Company has the right to terminate the ELOC Purchase Agreement at any time after the Commencement Date (as defined in the ELOC Purchase Agreement), at no cost or penalty, upon three trading days’ prior written notice to the Investor. The Company and the ELOC Investor may also agree to terminate the ELOC Purchase Agreement by mutual written consent, provided that no termination of the ELOC Purchase Agreement will be effective during the pendency of any purchase that has not then fully settled in accordance with the ELOC Purchase Agreement. Neither the Company nor the ELOC Investor may assign or transfer the Company’s respective rights and obligations under the ELOC Purchase Agreement.

May Private Placement

On May 2, 2024, the Company entered into a Securities Purchase Agreement (the “May PIPE Purchase Agreement”) with certain accredited investors, pursuant to which the Company agreed to issue and sell to such investors in a private placement (the “Private Placement”) (i) an aggregate of 4,186 shares of the Company’s Series C-1 Convertible Preferred Stock (the “Series C-1 Preferred Stock”), (ii) an aggregate of 4,186 shares of the Company’s Series D-1 Preferred Stock (the “Series D-1 Preferred Stock”), and (iii) warrants (the “May PIPE Warrants”) to purchase up to an aggregate of 1,613,092 shares of the Company’s common stock.

The May PIPE Warrants are exercisable commencing six months following the initial issuance date at an initial exercise price of $2.47 per share and expire five years from the date of issuance.

On May 2, 2024, in connection with the Purchase Agreement, the Company entered into a Registration Rights Agreement with the investors (the “May PIPE Registration Rights Agreement”), pursuant to which the Company agreed to prepare and file with the Securities and Exchange Commission (the “SEC”) a registration statement on Form S-3 (the “May PIPE Registration Statement”) covering the resale of the shares of the Company’s common stock, par value $0.001 (the “Common Stock”) issuable upon conversion of the Series C-1 Preferred Stock (the “Conversion Shares”) and upon exercise of the May PIPE Warrants (the “May PIPE Warrant Shares”) (i) on the later of (x) the 30th calendar day after the closing date, or (y) the 2nd business day following the Stockholder Approval Date (as defined in the May PIPE Purchase Agreement), with respect to the initial registration statement and (ii) on the date on which the Company is required to file any additional May PIPE Registration Statement pursuant to the terms of the May PIPE Registration Rights Agreement with respect to any additional Registration Statements that may be required to be filed by the Company (the “Filing Deadline”). Pursuant to the Registration Rights Agreement, the Company is required to have the initial May PIPE Registration Statement declared effective by the SEC on the earlier of (x) the 60th calendar day after the Filing Deadline (or the 90th calendar day after the Filing Deadline if subject to a full review by the SEC), and (y) the 2nd business day after the date the Company is notified by the SEC that such May PIPE Registration Statement will not be reviewed. In the event that the Company fails to file the May PIPE Registration Statement by the Filing Deadline, have it declared effective by the Effectiveness Deadline, or the prospectus contained therein is not available for use or the investor is not otherwise able to sell its May PIPE Warrant Shares pursuant to Rule 144, the Company shall be required to pay the investor an amount equal to 2% of such investor’s Purchase Price (as defined in the May PIPE Purchase Agreement) on the date of such failure and on every thirty date anniversary until such failure is cured.

In connection with the Private Placement, the Sixth Borough Note (Note 7) was converted into Series C-1 Preferred Stock.

The Private Placement closed on May 6, 2024. The gross proceeds from the Private Placement were approximately $4.2 million, prior to deducting the placement agent’s fees and other offering expenses payable by the Company. The Company intends to use $1.0 million of the net proceeds to fund certain obligations under its merger agreement with Evofem Biosciences, Inc. and the remainder of the net proceeds from the offering for working capital and other general corporate purposes.

Dawson James Securities (“Dawson James”) served as the Company’s exclusive placement agent in connection with the Private Placement, pursuant to that certain engagement letter, dated as of May 2, 2024, between the Company and Dawson James (the “Engagement Letter”). Pursuant to the Engagement Letter, the Company paid Dawson James (i) a total cash fee equal to 7% of the aggregate gross proceeds of the Private Placement. In addition, the Company agreed to pay Dawson James certain expenses and issued to Dawson James or its designees warrants (the “May PIPE Placement Agent Warrants”) to purchase 5% of the number of securities sold in the Private Placement. The May PIPE Placement Agent Warrants are exercisable at an exercise price of $3.24375 per share commencing six months following issuance and have a term of exercise equal to five years from the date of issuance.

Series C-1 Preferred Stock Certificate of Designation

On May 2, 2024, the Company filed a Certificate of Designation for its Series C-1 Preferred Stock with the Secretary of State of Delaware (the “Series C-1 Certificate of Designations”). The following is only a summary of the Series C-1 Certificate of Designations, and is qualified in its entirety by reference to the full text of the Series C-1 Certificate of Designations.

Designation, Amount, and Par Value. The number of Series C-1 Preferred Stock designated is 10,853 shares. The shares of Series C-1 Preferred Stock have a par value of $0.001 per share and a stated value of $1,000 per share.

Conversion Price: The Series C-1 Preferred Stock will be convertible into shares of Common Stock at an initial conversion price of $2.595 (subject to adjustment pursuant to the Series C-1 Certificate of Designations) (the “Series C-1 Conversion Price”). The Series C-1 Certificate of Designations also provides that in the event of certain Triggering Events (as defined below) any holder may, at any time, convert any or all of such holder’s Series C-1 Preferred Stock at an alternate conversion rate equal to the product of (i) the Alternate Conversion Price (as defined below) and (ii) the quotient of (x) the 25% redemption premium multiplied by (y) the amount of Series C-1 Preferred Stock subject to such conversion. “Triggering Events” include, among others, (i) a suspension of trading or the failure to be traded or listed on an eligible market for five consecutive days or more, (ii) the failure to remove restrictive legends when required, (iii) the Company’s default in payment of indebtedness in an aggregate amount of $500,000 or more, (iv) proceedings for a bankruptcy, insolvency, reorganization or liquidation, which are not dismissed with 30 days, (v) commencement of a voluntary bankruptcy proceeding, and (viii) final judgments against the Company for the payment of money in excess of $500,000. “Alternate Conversion Price” means the lowest of (i) the applicable conversion price the in effect, (ii) the greater of (x) $0.519 (the “Floor Price”) and (y) 80% of the volume weighted average price (“VWAP”) of the Common Stock on the trading day immediately preceding the delivery of the applicable conversion notice. Further, the Series C-1 Certificate of Designations provides that if on any of the 90th and 180th day after each of the occurrence of any Stock Combination Event (as defined in the Series C-1 Certificate of Designations) and the Applicable Date (as defined in the Series C-1 Certificate of Designations), the conversion price then in effect is greater than the market price then in effect (the “Adjustment Price”), on such date then the conversion price shall automatically lower to the Adjustment Price.

Dividends: Holders of the Series C-1 Preferred Stock shall be entitled to receive dividends when and as declared by the Board, from time to time, in its sole discretion, which Dividends shall be paid by the Company out of funds legally available therefor, payable, subject to the conditions and other terms hereof, in cash, in securities of the Company or any other entity, or using assets as determined by the Board on the Stated Value of such Preferred Share.

Liquidation: In the event of a Liquidation Event (as defined in the Series C-1 Certificate of Designation), the holders the Series C-1 Preferred Stock shall be entitled to receive in cash out of the assets of the Company, before any amount shall be paid to the holders of any other shares of capital stock of the Company, equal to the greater of (A) 125% of the Conversion Amount (as defined in the Series C-1 Certificate of Designation) on the date of such payment and (B) the amount per share such holder of Series C-1 Preferred Stock would receive if they converted such share of Series C-1 Preferred Stock into Common Stock immediately prior to the date of such payment

Company Redemption: The Company may redeem all, or any portion, of the Series C-1 Preferred Stock for cash, at a price per share of Series C-1 Preferred Stock equal to 115% of the greater of (i) the Conversion Amount (as defined in the Series C-1 Certificate of Designations) being redeemed as of the Company Optional Redemption Date (as defined in the Series C-1 Certificate of Designation) and (ii) the product of (1) the Conversion Rate (as defined in the Series C-1 Certificate of Designation) with respect to the Conversion Amount being redeemed as of the Company Optional Redemption Date multiplied by (2) the greatest Closing Sale Price (as defined in the Certificate of Designation) of the Common Stock on any Trading Day during the period commencing on the date immediately preceding such Company Optional Redemption Notice Date (as defined in the Certificate of Designation) and ending on the Trading Day immediately prior to the date the Company makes the entire payment required to be made under the Certification of Designation.

Maximum Percentage: Holders of Series C-1 Preferred Stock are prohibited from converting shares of Series C-1 Preferred Stock into shares of Common Stock if, as a result of such conversion, such holder, together with its affiliates, would beneficially own in excess of 4.99% (the “Maximum Percentage”) of the total number of shares of Common Stock issued and outstanding immediately after giving effect to such conversion.

Voting Rights. The holders of the Series C-1 Preferred Stock shall have no voting power and no right to vote on any matter at any time, either as a separate series or class or together with any other series or class of share of capital stock, and shall not be entitled to call a meeting of such holders for any purpose nor shall they be entitled to participate in any meeting of the holders of Common Stock, except as expressly provided in the Certificate of Designations and where required by the General Corporation Law of the State of Delaware (the “DGCL”).

Series D-1 Preferred Stock Certificate of Designation

On May 2, 2024, the Company filed a Certificate of Designation for its Series D-1 Preferred Stock with the Secretary of State of Delaware (the “Series D-1 Certificate of Designations”). The following is only a summary of the Series D-1 Certificate of Designations, and is qualified in its entirety by reference to the full text of the Series D-1 Certificate of Designations, a copy of which is filed as Exhibit 3.1 to this Current Report on Form 8-K and is incorporated by reference herein.

The Series D-1 Certificate of Designations provides that the share of Preferred Stock will have 418,600,000 votes and will vote together with the outstanding shares of the Company’s Common Stock as a single class exclusively with respect to any proposal to amend the Company’s Amended and Restated Certificate of Incorporation to increase the number of shares of Common Stock that the Company is authorized to issue. The Series D-1Preferred Stock will be voted, without action by the holder, on any such proposal in the same proportion as shares of the Company’s Common Stock are voted. The Series D-1 Preferred Stock otherwise has no voting rights except as otherwise required by the DGCL.

The Series D-1 Preferred Stock is not convertible into, or exchangeable for, shares of any other class or series of stock or other securities of the Company. The Series D-1 Preferred Stock has no rights with respect to any distribution of assets of the Company, including upon a liquidation, bankruptcy, reorganization, merger, acquisition, sale, dissolution or winding up of the Company, whether voluntarily or involuntarily. The holders of Series D-1 Preferred Stock will not be entitled to receive dividends of any kind.

The outstanding share of Series D-1 Preferred Stock shall be redeemed in whole, but not in part, at any time (i) if such redemption is ordered by the Board of Directors in its sole discretion or (ii) automatically upon the effectiveness of the amendment to increase the number of shares of Common Stock that the Company is authorized to issue. Upon such redemption, the holder of the Preferred Stock will receive consideration of $0.01 per share in cash.

LS Biotech Eight Default

On May 10, 2024, the Company received written notice (the “2024 Default Notice”) from LS Biotech Eight, LLC (the “Landlord”) that the Company was in violation of its obligation to (i) pay Base Rent (as defined in the Lease) and Additional Rent (as defined in the Lease) in the amount of $431,182.31 in the aggregate, together with administrative charges and interest, as well as (ii) replenish the Security Deposit (as defined in the Lease) in the amount of $159,375.00, all as required under that certain Lease Agreement dated as of May 4, 2021 by and between the Landlord and the Company (the “Lease”). Pursuant to the Notice, the Landlord has demanded that a payment of $590,557.31 plus administrative charges and interest, which shall accrue at the Default Rate (as defined in the Lease) be made no later than May 17, 2024.

The Company is working with the Landlord to come to an amicable resolution. However, no assurance can be given that the parties will reach an amicable resolution on a timely basis, on favorable terms, or at all.

May Senior Notes

On May 20, 2024, we issued and sold a senior note (the “First May Senior Note”) to an accredited investor (the “May Holder”) in the original principal amount of $93,918.75 for a purchase price of $75,135.00, reflecting an original issue discount of $18,783.75. Unless earlier redeemed, the First May Senior Note will mature on August 18, 2024 (the “First May Senior Note Maturity Date”), subject to extension at the option of the May Holder in certain circumstances as provided in the First May Senior Note. The First May Senior Note bears interest at a rate of 8.5% per annum, which is compounded each calendar month and is payable in arrears on the First May Senior Note Maturity Date. The Rirst May Senior Note contains certain standard events of default, as defined in the First May Senior Note (each, an “First May Senior Note Event of Default”). Upon the occurrence of an First May Senior Note Event of Default, the interest rate shall be increased to 18% per annum and the May Holder may require the Company to redeem the First May Senior Note, subject to an additional 5% redemption premium. In addition, if we sell any shares of our common stock pursuant to any equity line of credit, we are required to redeem in cash a portion of the First May Senior Note equal to the lesser of (i) the outstanding amount of the First May Senior Note, and (ii) 80% of 30% of such equity line proceeds, at a redemption price calculated based upon $1.20 for each $1.00 of outstanding amount of the First May Senior Note. The First May Senior Note also contains an exchange right, which permits the May Holder, in its discretion, to exchange the First May Senior Note, in whole or in part, for securities to be sold by us in a subsequent placement, subject to certain exceptions and an additional 20% premium of the amount of the First May Senior Note exchanged. The First May Senior Note is a senior, unsecured obligation of the Company, ranking senior to all other unsecured indebtedness of the Company.

On May 24, 2024, we entered into a Securities Purchase Agreement (the “May Securities Purchase Agreement”) with certain accredited investors pursuant to which we issued and sold senior notes in the aggregate principal amount of $986,379.68 (the “Second May Senior Notes”) maturing on August 22, 2024, which included the exchange of a previously issued First May Senior Note in the principal amount of $93,918.75. The Company received cash proceeds of $775,000 from the sale of the Second May Senior Notes.

Upon an Event of Default (as defined in the Second May Senior Note), the Second May Senior Note will bear interest at a rate of 14% per annum and the holder shall have the right to require the Company to redeem the Second May Senior Note at a redemption premium of 125%. In addition, while the Second May Senior Note is outstanding, the Company is required to utilize 100% of the proceeds from any offering of securities to redeem the Second May Senior Note. Pursuant to the Purchase Agreement, the Company agreed to use commercially reasonable efforts, including the filing of a registration statement with the U.S. Securities and Exchange Commission (the “SEC”) for a public offering, to pursue and consummate a financing transaction within 90 days of the closing date. In connection with the issuance of the Second May Senior Notes, the Company issued an aggregate of 328,468 shares of its common stock (the “Commitment Shares”) as a commitment fee to the investors. Pursuant to the Purchase Agreement, the Company also agreed to file a registration statement with the SEC covering the resale of the Commitment Shares as soon as practicable following notice from an investor, and to cause such registration statement to become effective within 60 days following the filing thereof.

NOTE 12 – SUBSEQUENT EVENTS

Closing of Private Placement

On December 29, 2023, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional investor (“the “December Purchaser”) for the issuance and sale in a private placement (the “December Private Placement”) of (i) pre-funded warrants (the “December Pre-Funded Warrants”) to purchase up to 1,237,114 shares of the Company’s Common Stock, par value $0.001 at an exercise price of $0.001 per share, and (ii) warrants (the “December Common Warrants”) to purchase up to 2,474,228 shares of the Company’s Common Stock, at a purchase price of $4.85 per share.

Pursuant to the Purchase Agreement, the Company agreed to reduce the exercise price of certain outstanding warrants to purchase Common Stock of the Company (“Certain Outstanding Warrants”) held by the Purchaser to $4.60 per share in consideration for the cash payment by the December Purchaser of $0.125 per share of Common Stock underlying the Certain Outstanding Warrants, effective immediately.

The December Private Placement closed on January 4, 2024. The net proceeds to the Company from the December Private Placement were approximately $5.5 million, after deducting placement agent fees and expenses and estimated offering expenses payable by the Company.

In addition, the Company agreed to pay H.C. Wainwright & Co., LLC (“Wainwright”) certain expenses and issued to Wainwright or its designees warrants (the “December Placement Agent Warrants”) to purchase up to an aggregate of 74,227 shares of Common Stock at an exercise price equal to $6.0625 per share. The December Placement Agent Warrants are exercisable immediately upon issuance and have a term of exercise equal to three years from the date of issuance.

Secured Notes Amendments and Assignment

On January 2, 2024, the Company and certain holders of the secured notes (the “Holders”) entered into amendments to the January 2024 Secured Notes (“Amendment No. 1 to January 2024 Secured Notes”), pursuant to which the maturity date of the January 2024 Notes was extended to January 5, 2024.

On January 5, 2024, the Company and the Holders entered into amendments to the January 2024 Secured Notes (“Amendment No. 2 to January 2024 Secured Notes”) and amendments to the September 2024 Secured Notes (“Amendment No. 1 to September 2024 Secured Notes”), pursuant to which the Company and the Holders agreed that in consideration of a principal payment in the aggregate amount of $1 million on the January 2024 Secured Notes and in increase in the aggregate principal balance of $250,000 on the September 2024 Secured Notes, that the maturity date of the January 2024 Secured Notes would be further extended to January 31, 2024.

On January 31, 2024, the Company and the Holders entered into amendments to the January 2024 Secured Notes (“Amendment No. 3 to January 2024 Secured Notes”), pursuant to which the maturity date of the January 2024 Notes was extended to February 29, 2024. In addition, on January 31, 2024, the Company and the Holders entered into amendments to the September 2024 Secured Notes (“Amendment No. 2 to September 2024 Secured Notes”), pursuant to which the Company and the Holders agreed that in consideration of a principal payment in the aggregate amount of $1.25 million on the January 2024 Secured Notes and in increase in the aggregate principal balance of $300,000 on the September 2024 Secured Notes.

Pursuant to Amendment No. 3 to the January 2024 Secured Notes, the Company was required to make the Additional Consideration payment no later than February 9, 2024. As a result of the Company’s failure to make the Additional Consideration payment by February 9, 2023, the January 2024 Secured Notes and the September 2024 Secured Notes were in default and the entire principal balance of the January 2024 Secured Notes and the September 2024 Secured Notes, without demand or notice, were due and payable.

As a result of the defaults on the January 2024 Secured Notes and the September 2024 Secured Notes, the Company was in default on the Business Loan and Security Agreement dated January 24, 2024 (the January Business Loan”), which has a current balance of approximately $5.2 million, and the Business Loan and Security Agreement dated November 7, 2023 (the “November Business Loan”) which had a current balance of approximately $2.7 million.

On February 26, 2024, the Company and the Holders entered into an Assignment Agreement (the “February Assignment Agreement”), pursuant to which the Company assigned all remaining amounts due under the January 2024 Secured Notes, the September 2024 Secured Notes and the Unsecured Notes (collectively, the “Notes”) back to the Holders. In connection with the February Assignment Agreement, the Company and the Holders entered into a payoff letter (the “Payoff Letter”) and amendments to the January 2024 Secured Notes (“Amendment No. 4 to January 2024 Secured Notes”), pursuant to which the maturity date of the January 2024 Secured Notes was extended to March 31, 2024 and the outstanding balance under the Notes, after giving effect to the transactions contemplated by the February Assignment Agreement as applied pursuant to the Payoff Letter, was adjusted to $250,000. On April 15, 2024, the Company has repaid the $250,000.

Settlement Agreement

On January 3, 2024, the Company entered into a settlement agreement and general release with an investor (the “Settlement Agreement”), pursuant to which the Company and the investor agreed to settle an action filed in the United States District Court in the Southern District of New York by an investor against the Company (the “Action”) in consideration of the issuance by the Company of shares of the Company’s Common Stock (the “Settlement Shares”). The number of Settlement Shares to be issued will be equal to $1.6 million divided by the closing price of the Company’s Common Stock on the day prior to court approval of the joint motion. Following the issuance of the Settlement Shares, the Investor will file a dismissal stipulation in the Action.

On January 17, 2024, the Company issued 296,296 Settlement Shares to the investor. The Settlement Shares were issued pursuant to an exemption from registration pursuant to Section 3(a)(10) under the Securities Act of 1933, as amended.

Closing of MDNA Transaction

On January 4, 2024 (the “Closing Date”), the Company completed its acquisition of certain assets and issued to MDNA Lifesciences, Inc. (“MDNA”): the Company’s Common Stock, the Company’s Warrants, and the Pearsanta Preferred Stock. The Company expects to account for this transaction as an asset acquisition.

On January 4, 2024, the Company, Pearsanta and MDNA entered into a First Amendment to Asset Purchase Agreement (the “First Amendment to Asset Purchase Agreement”), pursuant to which the parties agreed to: (i) the removal of an upfront working capital payment, (ii) the removal of a Closing Working Capital Payment (as defined in the Purchase Agreement”), and (iii) to increase the maximum amount of payments to be made by Aditxt under the Transition Services Agreement (as defined below) from $2.2 million to $3.2 million.

On January 4, 2024, Pearsanta and MDNA entered into a Transition Services Agreement (the “Transition Services Agreement”), pursuant to which MDNA agreed that it would perform, or cause certain of its affiliates or third parties to perform, certain services as described in the Transition Services Agreement for a term of three months in consideration for the payment by Pearsanta of certain fees as provided in the Transition Services Agreement, in an amount not to exceed $3.2 million.

Evofem Merger Agreement and Amendments

As previously reported in a Current Report on Form 8-K filed by the Company, on December 11, 2023 the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Adicure, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”) and Evofem Biosciences, Inc., a Delaware corporation (“Evofem”), pursuant to which, Merger Sub will be merged into and with Evofem (the “Merger”), with Evofem surviving the Merger as a wholly owned subsidiary of the Company.

On January 8, 2024, the Company, Adicure, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), and Evofem Biosciences, Inc., a Delaware corporation (“Evofem”) entered into the First Amendment (the “First Amendment to Merger Agreement”), to the Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which the parties agreed to extend the date by which the joint proxy statement would be filed with the SEC until February 14, 2024.

On January 30, 2024, the Company, Adicure and Evofem entered into the Second Amendment to the Merger Agreement (the “Second Amendment to Merger Agreement”) to amend (i) the date of the Parent Loan (as defined in the Merger Agreement) to Evofem to be February 29, 2024, (ii) to change the date by which Evofem may terminate the Merger Agreement for failure to receive the Parent Loan to be February 29, 2024, and (iii) to change the filing date for the Joint Proxy Statement (as defined in the Merger Agreement) to April 1, 2024.

On February 29, 2024, the Company, Adicure and Evofem entered into the Third Amendment to the Merger Agreement (the “Third Amendment to Merger Agreement”) in order to (i) make certain conforming changes to the Merger Agreement regarding the Notes, (ii) extend the date by which the Company and Evofem will file the joint proxy statement until April 30, 2024, and (iii) remove the requirement that the Company make the Parent Loan (as defined in the Merger Agreement) by February 29, 2024 and replace it with the requirement that the Company make an equity investment into Evofem consisting of (a) a purchase of 2,000 shares of Evofem Series F-1 Preferred Stock for an aggregate purchase price of $2.0 million on or prior to April 1, 2024, and (b) a purchase of 1,500 shares of Evofem Series F-1 Preferred Stock for an aggregate purchase price of $1.5 million on or prior to April 30, 2024. As of the date of this filing the Company has not purchased the 2,000 shares of EvoFem Series F-1 Preferred Stock.

Business Loan Agreement

On January 24, 2024, the Company entered into a Business Loan and Security Agreement (the “January Loan Agreement”) with a commercial funding source (the “Lender”), pursuant to which the Company obtained a loan from the Lender in the principal amount of $3,600,000, which includes origination fees of $252,000 (the “January Loan”). Pursuant to the January Loan Agreement, the Company granted the Lender a continuing secondary security interest in certain collateral (as defined in the January Loan Agreement). The total amount of interest and fees payable by the Company to the Lender under the January Loan will be $5,364,000, which will be repayable by the Company in 30 weekly installments of $178,800. The Company received net proceeds from the January Loan of $814,900 following repayment of the outstanding balance on the October Purchased Amount of $2,533,100.

Brain Scientific Assignment Agreement

On January 24, 2024, the Company entered into an Assignment and Assumption Agreement (the “Brain Assignment Agreement”) with the agent (the “Agent”) of certain secured creditors (the “Brain Creditors”) of Brain Scientific, Inc., a Nevada corporation (“Brain Scientific”) and Philip J. von Kahle (the “Brain Seller”), as assignee of Brain Scientific and certain affiliated entities (collectively, the “Brain Companies”) under an assignment for the benefit of creditors pursuant to Chapter 727 of the Florida Statutes. Pursuant to the Brain Assignment Agreement, the Agent assigned its rights under that certain Asset Purchase and Settlement Agreement dated October 31, 2023 between the Seller and the Agent (the “Brain Asset Purchase Agreement”) to the Company in consideration for the issuance by the Company of an aggregate of 6,000 shares of a new series of convertible preferred stock of the Company, designated as Series B-1 Convertible Preferred Stock, $0.001 par value (the “Series B-1 Preferred Stock”). The shares of Series B-1 Preferred Stock were issued pursuant to a Securities Purchase Agreement entered into by and between the Company and each of the purchasers signatory thereto (the “Brain Purchase Agreement”).

In connection with the Brain Assignment Agreement, on January 24, 2024, the Company entered into a Patent Assignment with the Brain Seller (the “Brain Patent Assignment”), pursuant to which the Seller assigned all of its rights, titles and interests in certain patents and patent applications that were previously held by the Brain Companies to the Company.

Series B-1 Preferred Stock Certificate of Designation

On January 24, 2024, the Company filed a Certificate of Designations for its Series B-1 Preferred Stock with the Secretary of State of Delaware. See Series B-1 Preferred Stock certificate of designation incorporated by reference to this document.

Officer Promissory Notes

On January 8, 2024, the Company fully repaid the November Note, First December Note, and Second December Note to Amro Albanna, the Company’s Chief Executive Officer.

On February 7, 2024, Amro Albanna, the Chief Executive Officer of the Company loaned $30,000 to the Company. The loan was evidenced by an unsecured promissory note (the “February 7th Note”). Pursuant to the terms of the February 7th Note, it will accrue interest at the Prime rate of eight and one-half percent (8.5%) per annum and is due on the earlier of August 7, 2024 or an event of default, as defined therein.

On February 15, 2024, Amro Albanna, the Chief Executive Officer of the Company loaned $205,000 to the Company. The loan was evidenced by an unsecured promissory note (the “February 15th Note”). Pursuant to the terms of the February 15th Note, it will accrue interest at the Prime rate of eight and one-half percent (8.5%) per annum and is due on the earlier of August 15, 2024 or an event of default, as defined therein.

On February 29, 2024, Amro Albanna, the Chief Executive Officer of the Company, and Shahrokh Shabahang, the Chief Innovation Officer of the Company, loaned $117,000 and $115,000, respectively, to the Company. The loans were evidenced by an unsecured promissory note (the “February 29th Notes”). Pursuant to the terms of the February 29th Notes, it will accrue interest at the Prime rate of eight and one-half percent (8.5%) per annum and is due on the earlier of August 29, 2024 or an event of default, as defined therein.

Engagement Letter with Dawson James Securities, Inc.

On February 16, 2024, the “Company” entered into an engagement letter (the “Dawson Engagement Letter”) with Dawson James Securities, Inc.(“Dawson”), pursuant to which the Company engaged Dawson to serve as financial advisor with respect to one or more potential business combinations involving the Company for a term of twelve months. Pursuant to the Dawson Engagement Letter, the Company agreed to pay Dawson an initial fee of $1.85 million (the “Dawson Initial Fee”), which amount is payable on the later of (i) the closing of an offering resulting in gross proceeds to the Company of greater than $4.9 million, or (ii) five days after the execution of the Dawson Engagement Letter. At the Company’s option, the Dawson Initial Fee may be paid in securities of the Company. In addition, with respect to any business combination (i) that either is introduced to the Company by Dawson following the date of the Dawson Engagement Letter or (ii) that with respect to which the Company hereafter requests Dawson to provide M&A advisory services, the Company shall compensate Dawson in an amount equal to 5% of the Total Transaction Value (as defined in the Engagement Letter) with respect to the first $20.0 million in Total Transaction Value plus 10.0% of the Total Transaction Value that is in excess of $20.0 million (the “Transaction Fee”). The Transaction Fee is payable upon the closing of a business combination transaction.

Lease Default

On March 6, 2024, the Company received correspondence from 532 Realty Associates, LLC (the “Landlord”) that the Company is in default under that certain Agreement of Lease dated November 3, 2021 by and between the Landlord and the Company (the “New York Lease”) for failure to pay Basic Rent and Additional Rent (as each term is defined in the New York Lease) in the aggregate amount of $40,707 (the “Past Due Rent”).

Promissory Note

On March 7, 2024, Sixth Borough Capital Fund, LP loaned $300,000 to the Company. The loan was evidenced by an unsecured promissory note (the “Sixth Borough Note”). Pursuant to the terms of the Sixth Borough Note, it will accrue interest at the Prime rate of eight and one-half percent (8.5%) per annum and is due on the earlier of March 31, 2024 or an event of default, as defined therein.

Appili Arrangement Agreement

On April 1, 2024 (the “Execution Date”), the Company, entered into an Arrangement Agreement (the “Arrangement Agreement”) with Adivir, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Adivir” or the “Buyer”), and Appili Therapeutics, Inc., a Canadian corporation (“Appili”), pursuant to which, Adivir will acquire all of the issued and outstanding Class A common shares of Appili (the “Appili Shares”) on the terms and subject to the conditions set forth therein. The acquisition of the Appili Shares (the “Arrangement”) will be completed by way of a statutory plan of arrangement under the Canada Business Corporation Act.

At the effective time of the Arrangement (the “Effective Time”), each Appili Share outstanding immediately prior to the Effective Time (other than Appili Shares held by a registered holder of Appili Shares who has validly exercised such holder’s dissent rights) will be deemed to be assigned and transferred by the holder thereof to the Buyer in exchange for (i) $0.0467 in cash consideration per share for an aggregate cash payment of $5,668,222 (the “Cash Consideration”) and (ii) 0.002745004 of a share of common stock of Aditxt or an aggregate of 332,876 shares (the “Consideration Shares” and together with the Cash Consideration, the “Transaction Consideration”). In connection with the transaction, each outstanding option and warrant of Appili will be cashed-out based on the implied in-the-money value of the Transaction Consideration, which is expected to result in an additional aggregate cash payment of approximately $341,000 (based on the number of issued and outstanding options and warrants and exchange rates as of the date of the Arrangement Agreement).

Promissory Note

On April 10, 2024, Sixth Borough Capital Fund, LP loaned $230,000 to the Company. The loan was evidenced by an unsecured promissory note (the “April Sixth Borough Note”). Pursuant to the terms of the April Sixth Borough Note, it will accrue interest at the Prime rate of eight and one-half percent (8.5%) per annum and is due on the earlier of April 19, 2024 or an event of default, as defined therein. On May 9, 2024, at which point the balance of the loan was $35,256, Sixth Borough loaned an additional $20,000 to the Company bringing the balance of the loan to $55,256.03.

Evofem Termination, Reinstatement, and Fourth Amendement

On April 26, 2024, the Company received notice from Evofem (the “Termination Notice”) that Evofem was exercising its right to terminate the Merger Agreement as a result of the Company’s failure to provide the Initial Parent Equity Investment (as defined in the Merger Agreement, as amended).

On May 2, 2024, the Company, Adifem, Inc. f/k/a Adicure, Inc. and Evofem entered into the Reinstatement and Fourth Amendment to the Merger Agreement (the “Fourth Amendment”) in order to waive and amend, among other things, the several provisions listed below.

Amendments to Article VI: Covenants and Agreement

Article VI of the Merger Agreement is amended to:

●	reinstate the Merger Agreement, as amended by the Fourth Amendment, as if never terminated;

●	reflect the Company’s payment to Evofem, in the amount of $1,000,000 (the “Initial Payment”), via wire initiated by May 2, 2024;

●	delete Section 6.3, which effectively eliminates the “no shop” provision, and the several defined terms used therein;

●	add a new defined term “Company Change of Recommendation;” and

●	revise section 6.10 of the Merger Agreement such that, after the Initial Payment, and upon the closing of each subsequent capital raise by the Company (each a “Parent Subsequent Capital Raise”), the Company shall purchase that number of shares of Evofem’s Series F-1 Preferred Stock, par value $0.0001 per share (the “Series F-1 Preferred Stock”), equal to forty percent (40%) of the gross proceeds of such Parent Subsequent Capital Raise divided by 1,000, up to a maximum aggregate amount of $2,500,000 or 2,500 shares of Series F-1 Preferred Stock. A maximum of$1,500,000 shall be raised prior to June 17, 2024 and $1,000,000 prior to July 1, 2024 (the “Parent Capital Raise”).

Amendments to Article VIII: Termination

Article VIII of the Merger Agreement is amended to:

●	extend the date after which either party may terminate from May 8, 2024 to July 15, 2024;

●	revise Section 8.1(d) in its entirety to allow Company to terminate at any time after there has been a Company Change of Recommendation, provided that Aditxt must receive ten day written notice and have the opportunity to negotiate a competing offer in good faith; and

●	amend and restate Section 8.1(f) in its entirety, granting the Company the right to terminate the agreement if (a) the full $1,000,000 Initial Payment required by the Fourth Amendment has not been paid in full by May 3, 2024 (b) $1,500,000 of the Parent Capital Raise Amount has not been paid to the Company by June 17, 2024, (c) $1,000,000 of the Parent Capital Raise Amount has not been paid to the Company by July 1, 2024, or (d) Aditxt does not pay any portion of the Parent Equity Investment within five calendar days after each closing of a Parent Subsequent Capital Raise.

Equity Line of Credit

On May 2, 2024, Aditxt entered into a Common Stock Purchase Agreement (the “ELOC Purchase Agreement”) with an equity line investor (the “ELOC Investor”), pursuant to which the ELOC Investor has agreed to purchase from the Company, at the Company’s direction from time to time, in its sole discretion, from and after the date effective date of the Registration Statement (as defined below) and until the termination of the ELOC Purchase Agreement in accordance with the terms thereof, shares of the Company’s common stock having a total maximum aggregate purchase price of $150,000,000 (the “ELOC Purchase Shares”), upon the terms and subject to the conditions and limitations set forth in the ELOC Purchase Agreement.

In connection with the ELOC Purchase Agreement, the Company also entered into a Registration Rights Agreement with the Investor (the “Registration Rights Agreement”), pursuant to which the Company agreed to file a registration statement with the Securities and Exchange Commission covering the resale of the shares of common stock issued to the ELOC Investor pursuant to the ELOC Purchase Agreement (the “ELOC Registration Statement”) by the later of (i) the 30th calendar day following the closing date, and (ii) the second business day following Stockholder Approval (defined below).

The Company may, from time to time and at its sole discretion, direct the ELOC Investor to purchase shares of its common stock upon the satisfaction of certain conditions set forth in the ELOC Purchase Agreement at a purchase price per share based on the market price of the Company’s common stock at the time of sale as computed under the ELOC Purchase Agreement. There is no upper limit on the price per share that the ELOC Investor could be obligated to pay for common stock under the ELOC Purchase Agreement. The Company will control the timing and amount of any sales of its common stock to the Investor, and the Investor has no right to require us to sell any shares to it under the ELOC Purchase Agreement. Actual sales of shares of common stock to the Investor under the ELOC Purchase Agreement will depend on a variety of factors to be determined by the Company from time to time, including (among others) market conditions, the trading price of its common stock and determinations by the Company as to available and appropriate sources of funding for the Company and its operations. The Investor may not assign or transfer its rights and obligations under the ELOC Purchase Agreement.

Under the applicable Nasdaq rules, in no event may the Company issue to the ELOC Investor under the ELOC Purchase Agreement more than 332,876 shares of common stock, which number of shares is equal to 19.99% of the shares of the common stock outstanding immediately prior to the execution of the ELOC Purchase Agreement (the “Exchange Cap”), unless (i) the Company obtains stockholder approval to issue shares of common stock in excess of the Exchange Cap in accordance with applicable Nasdaq rules (“Stockholder Approval”), or (ii) the average price per share paid by the ELOC Investor for all of the shares of common stock that the Company directs the ELOC Investor to purchase from the Company pursuant to the ELOC Purchase Agreement, if any, equals or exceeds the official closing sale price on the Nasdaq Capital Market immediately preceding the delivery of the applicable purchase notice to the Investor and (B) the average of the closing sale prices of the Company’s common stock on the Nasdaq Capital market for the five business days immediately preceding the delivery of such purchase notice.

In all cases, the Company may not issue or sell any shares of common stock to the ELOC Investor under the ELOC Purchase Agreement which, when aggregated with all other shares of the Company’s common stock then beneficially owned by the Investor and its affiliates, would result in the Investor beneficially owning more than 4.99% of the outstanding shares of the Company’s common stock.

As consideration for the ELOC Investor’s commitment to purchase shares of common stock at the Company’s direction upon the terms and subject to the conditions set forth in the ELOC Purchase Agreement, the Company shall pay the ELOC Investor a commitment fee as outlined in the ELOC Purchase Agreement, which is payable on the later of (i) January 2, 2025 and (ii) the trading day following the date on which Stockholder Approval is obtained.

May 2024 PIPE

On May 2, 2024, Aditxt entered into a Securities Purchase Agreement (the “May 2024 PIPE Purchase Agreement”) with certain accredited investors, pursuant to which the Company agreed to issue and sell to such investors in a private placement (the “May 2024 Private Placement”) (i) an aggregate of 4,186 shares of the Company’s Series C-1 Convertible Preferred Stock (the “Series C-1 Preferred Stock”), (ii) an aggregate of 4,186 shares of the Company’s Series D-1 Preferred Stock (the “Series D-1 Preferred Stock”), and (iii) warrants (the “May 2024 PIPE Warrants”) to purchase up to an aggregate of 1,613,092 shares of the Company’s common stock.

The May 2024 PIPE Warrants are exercisable commencing six months following the initial issuance date at an initial exercise price of $2.47 per share and expire five years from the date of issuance.

Lease Default

On May 10, 2024, the Company received written notice (the “Lease Default Notice”) from LS Biotech Eight, LLC (the “Landlord”) that the Company was in violation of its obligation to (i) pay Base Rent (as defined in the Lease) and Additional Rent (as defined in the Lease) in the amount of $431,182.32 in the aggregate, together with administrative charges and interest, as well as (ii) replenish the Security Deposit (as defined in the Lease) in the amount of $159,375.00, all as required under that certain Lease Agreement dated as of May 4, 2021 by and between the Landlord and the Company (the “Lease”). Pursuant to the Lease Default Notice, the Landlord has demanded that a payment of $590,557.31 plus administrative charges and interest, which shall accrue at the Default Rate (as defined in the Lease) be made no later than May 17, 2024.

The Company is working with the Landlord to come to an amicable resolution. However, no assurance can be given that the parties will reach an amicable resolution on a timely basis, on favorable terms, or at all.